UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment ( ); Amendment Number: ______________

This Amendment (Check only one.): ( )  is a restatement.
                                  ( )  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     TIFF Advisory Services, Inc.

Address:  Four Tower Bridge, 200 Barr Harbor Drive, Suite 100

          West Conshohocken, PA 19428

Form 13F File Number: 028-11995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christian A. Szautner

Title: Chief Compliance Officer, TIFF Advisory Services, Inc.

Phone: 610-684-8017


Signature, Place, and Date of Signing:

/s/ Christian A. Szautner      West Conshohocken, PA       8/13/08
-------------------------      ---------------------       -------
(Signature)                    (City, State)               (Date)

Report Type  (Check only one.):

( ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

(X) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F            Name
File Number

28-05508            Aronson+Johnson+Ortiz LP

28-04441            Westport Asset Management, Inc.

28-04097            Shapiro Capital Management LLC

28-11450            Mondrian Investment Partners Limited

28-03743            Marathon Asset Management, LLP

28-04557            Wellington Management Company, LLP

28-10835            Brookfield Redding LLC (formerly known as K.G. Redding, LLC)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total (in thousands): $99,410

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

           Item 1:                 Item 2:                Item 3:  Item 4: Item 5:        Item 6:       Item 7:       Item 8:
                                                                                        Investment
                                                                   Fair   Shares or     Discretion                   Voting Auth.
                                                                   Market Principal (a)   (b)   Shared            (a)    (b)     (c)
  Name Of Issuer               Title of Class             CUSIP    Value     Amt.   Sole Shared Other  Managers   Sole  Shared  None
  --------------               --------------             -----    -----     ----   ---- ------ ------ --------   ----  ------  ----
iShares Trust         MSCI Emerging Market Index        464287234  32,471  239,500   X                          239,500
iShares Trust         MSCI EAFE Index                   464287465  41,275  600,800   X                          600,800
Pacific Rim Mining
   Corp.              Common Stock                      694915208      28   35,000   X                           35,000
Vanguard Total
   Stock Market ETF   Stock Market Exchange Traded Fund 922908769  25,636  400,000   X                          400,000